Financial assets and liabilities - Additional Information, Fair value measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Foreign currency balance held	$ 161,778	$ 179,101
Financial liabilities	182,305	168,479
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Foreign currency balance held	0	0
Financial liabilities	0	0
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Foreign currency balance held	0	0
Financial liabilities	$ 0	$ 0
Level 3 | Contingent consideration provision | Oaktree Capital Management, L.P.
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Percentage of liabilities measured at fair value	100.00%	100.00%
Level 3 | Unlisted equity securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Percentage of assets measured at fair value	100.00%	100.00%